Segment information	12 Months Ended
Dec. 31, 2011
Segment information
Segment information

The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT.

The segment information reflects the Group’s reportable segments as follows:
– Private Banking offers comprehensive advice and a broad range of wealth management solutions, including pension planning, life insurance products, tax planning and wealth and inheritance advice, which are tailored to the needs of high-net-worth and ultra-high-net-worth individuals (UHNWI) worldwide. In Switzerland, Private Banking supplies banking products and services to individual clients, including affluent, high-net-worth and UHNWI clients, and corporates and institutions.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

– Asset Management offers integrated investment solutions and services to institutions, governments and private clients. It provides access to a wide range of investment classes, building on its global strengths in alternative investments and traditional investments.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, the Group’s tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, including human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income/(loss) from continuing operations before taxes
in	2011	2010	2009

Net revenues (CHF million)

Private Banking	10,877	11,631	11,662

Investment Banking	11,496	16,214	20,537

Asset Management	2,146	2,332	1,842

Corporate Center	910	448	(424)

Noncontrolling interests without SEI	796	761	(323)

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	2,348	3,426	3,651

Investment Banking	79	3,531	6,845

Asset Management	553	503	35

Corporate Center	(231)	(660)	(1,948)

Noncontrolling interests without SEI	712	687	(506)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

Total assets
end of	2011	2010

Total assets (CHF million)

Private Banking	350,955	337,496

Investment Banking	804,420	803,613

Asset Management	28,667	27,986

Corporate Center [1]	(139,626)	(143,945)

Noncontrolling interests without SEI	4,749	6,855

Total assets	1,049,165	1,032,005

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2011	2010	2009

Net revenues (CHF million)

Switzerland	8,584	9,185	10,383

EMEA	6,490	7,411	6,641

Americas	9,417	12,844	13,876

Asia Pacific	1,734	1,946	2,394

Net revenues	26,225	31,386	33,294

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	455	1,734	2,383

EMEA	1,313	1,519	649

Americas	2,613	5,036	5,234

Asia Pacific	(920)	(802)	(189)

Income/(loss) from continuing operations before taxes	3,461	7,487	8,077

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2011	2010

Total assets (CHF million)

Switzerland	214,552	185,102

EMEA	277,783	271,001

Americas	469,294	476,808

Asia Pacific	87,536	99,094

Total assets	1,049,165	1,032,005

The designation of total assets by region is based upon customer domicile.